Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Allowance for Doubtful Accounts Receivable, Current	$ 125	$ 97
Common Stock, No Par Value	$ 0	$ 0
Common Stock, Shares, Issued	34,637,312	31,884,420
Common Stock, Shares, Outstanding	34,637,312	31,884,420